Annual Total Returns[BarChart] - SA T Rowe Price Growth Stock Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.61%)	18.42%	38.40%	8.56%	10.54%	1.24%	33.20%	(1.14%)	30.39%	36.46%